Nature of Operations	12 Months Ended
Dec. 31, 2025
Nature of Operations [Abstract]
NATURE OF OPERATIONS

NOTE 1 – NATURE OF OPERATIONS

Hitek Global Inc. (“HiTek Global”) was incorporated under the laws of the Cayman Islands on November 3, 2017 in anticipation of an initial public offering (“IPO”) that was completed in 2023. HiTek Global, through its subsidiaries, variable interest entity (“VIE”) and VIE’s subsidiaries (collectively, the “Company”) generates revenues from the sale of hardware and equipment sales, sale of software, and delivery of tax services to customers in the People’s Republic of China (the “PRC”).

On November 20, 2017, HiTek Global formed its wholly-owned subsidiary, HiTek Hong Kong Limited (“HiTek HK”) in Hong Kong. On March 15, 2018, HiTek HK formed its wholly-owned subsidiary, Tian Dahai (Xiamen) Information Technology Co. Ltd. (“WFOE”) in PRC.

Xiamen Hengda HiTek Computer Network Co., Ltd. (“HiTek”), was established in January 1996 in Xiamen, Fujian Province, PRC pursuant to PRC laws by Shenping Yin, Xiaoyang Huang (the spouse of Shenping Yin) and four other shareholders, who held 36.78%, 56.29% and 6.93% of its equity interests, respectively. HiTek Global entered into a series of contractual arrangements with HiTek which were effective in March 2018, and its equity holders through WFOE to obtain control and became the primary beneficiary of HiTek for accounting purposes.

In September 1999, Xiamen Huasheng HiTek Computer Network Co., Ltd (“Huasheng”), a wholly-owned subsidiary of HiTek was incorporated under the laws of the PRC.

In September 2017, Huoerguosi Hengda Information Technology Co., Ltd (“Huoerguosi”), which was a wholly-owned subsidiary of HiTek was established in XinJiang Province, PRC. In August 2024, Huoerguosi was deregistered as part of the Company’s plan to restructure its operations.

In April 2021, Xiamen Haitian Weilai Technology Co., Ltd. (“Haitian Weilai”), a wholly-owned subsidiary of WFOE was incorporated under the laws of the PRC.

The Company’s corporate structure as of December 31, 2025, is as follows:

As all the above mentioned companies presented were under common control, the series of contractual arrangements between HiTek Global and HiTek in March 2018 constituted a reorganization under common control and was retroactively applied to the consolidated financial statements at their historical amounts. The consolidated financial statements are prepared as if the existing corporate structure had been in existence throughout all periods. This includes a retroactive presentation for all equity related disclosures, including share and per share, which were revised to reflect the effects of the reorganization.